U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2
___________________________________________________________________________
1.   Name and address of issuer:

     Accessor Funds, Inc.
     1420 Fifth Avenue
     Suite 3130
     Seattle, Washington 98101
___________________________________________________________________________
2.   Name of each series or class of funds for which this notice is filed:

     Growth Portfolio
     Value and Income Portfolio
     Small to Mid Cap Portfolio
     International Equity Portfolio
     Intermediate Fixed-Income Portfolio
     Short-Intermediate Fixed-Income Portfolio
     Mortgage Securities Portfolio
     U.S. Government Money Portfolio
     Municipal Intermediate Fixed-Income Portfolio
     Institutional Investor Fixed-Income Portfolio
___________________________________________________________________________
3.   Investment Company Act File Number:

     811-6337

     Securities Act File Number:

     33-41245
___________________________________________________________________________
4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995
___________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [ ]
___________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

___________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
___________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None
___________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

     Aggregate Number of Securities: 42,975,809
     Aggregate Sale Price of Securities: $162,175,356
___________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Aggregate Number of Securities: 42,975,809
     Aggregate Sale Price of Securities: $162,175,356
___________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Aggregate Number of Securities: 618,080
     Aggregate Sale Price of Securities: $8,216,641
___________________________________________________________________________
12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                  $ 162,175,356
                                                   ------------------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                  +   8,216,641
                                                   ------------------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                  - 102,704,642
                                                   ------------------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                  +      0
                                                   ------------------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                                  $  67,687,355
                                                   ------------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                              0.00034483
                                                   ------------------------

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                         23,340.63
                                                   ========================

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

___________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                          [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 28, 1996
___________________________________________________________________________

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ravindra A. Deo
                         ----------------------------------------------
                         Ravindra A. Deo, Treasurer
                         (Principal Financial and Accounting Officer)

Date:  February 29, 1996
       --------------------



*Please print the name and title of the signing officer below the signature.
_____________________________________________________________________________